Loans and Accounts Receivable at Amortised Cost (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Loans and Accounts Receivable at Amortised Cost (Textual)
Increase of provision for loan losses	$ 6,998